Offsets	Aug. 22, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-92425
Initial Filing Date	Aug. 15, 2025
Fee Offset Claimed	$ 4,671.72
Explanation for Claimed Amount	Pursuant to Rule 0-11(a)(2) under the Exchange Act, the filing fee is offset by the fee previously paid with respect to the transaction under the Schedule TO-T (File No. 005-92425) filed on August 15, 2025 by XOMA Royalty Corporation. Such previously paid fees include $1,077.28 previously paid by XOMA Royalty Corporation upon the initial filing of its Schedule TO (File No. 005-94123) in respect of the acquisition of all of the issued and outstanding shares of common stock of Turnstone Biologics Corp. on July 11, 2025, which amount remains unused.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	LAVA Therapeutics NV
Form or Filing Type	SC TO
File Number	005-92425
Filing Date	Aug. 15, 2025
Fee Paid with Fee Offset Source	$ 3,594.44
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Turnstone Biologics Corp
Form or Filing Type	SC TO
File Number	005-94123
Filing Date	Jul. 11, 2025
Fee Paid with Fee Offset Source	$ 1,077.28